Taxes	12 Months Ended
Sep. 30, 2025
Taxes
Taxes

Note 17 – Taxes

Corporation Income Tax

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

CN Energy is incorporated in the British Virgin Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the British Virgin Islands.

Under the United States of America tax laws, an entity is subject to a 21% corporate tax rate.

Under the Hong Kong tax laws, an entity, that incorporated under the laws of Hong Kong China, is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, an entity is subject to a 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years Ended September 30,
	2025	2024	2023
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	-	-	0.5%
Research and development (“R&D”) tax credit	-	0.1%	2.9%
Exempt income	-	-	0.9%
Non-PRC entities not subject to PRC tax	0.6%	(14.7)%	(20.8)%
Change in valuation allowance	(13.2)%	0.1%	0.5%
Others	(12.4)%	(10.4)%	(1.4)%
Effective tax rate	0.0%	0.1%	7.6%

The income tax (benefits) expenses consisted of the following:

	For the Years Ended September 30,
	2025	2024	2023
Current income tax expenses (benefits)	$378	$59	$(203,551)
Deferred income tax benefits	-	(8,984)	(18,571)
Income tax expenses (benefits)	$378	$(8,925)	$(222,122)

Deferred tax liabilities and assets attributable to different tax jurisdictions are not offset. Components of deferred tax assets and liabilities were as follows:

	As of	As of
	September 30,	September 30,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$197,928	$806,941
Allowance on receivables	4,610,708	2,411,270
Allowance on inventory	-	76,551
Valuation allowance on deferred tax assets	(4,808,636)	(3,294,762)
Total	-	-

The Company’s PRC subsidiaries had cumulative net operating loss of approximately $0.8 million and $3.2 million as of September 30, 2025 and 2024, respectively, while the USA subsidiaries had cumulative net operating loss of approximately $3,163 and $3,163 as of September 30, 2025 and 2024, respectively which may be available for reducing future taxable income.

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, valuation allowance of $4.8 million and $3.3 million was recorded against the gross deferred tax asset balance as of September 30, 2025 and 2024, respectively. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that the Company will not generate sufficient future taxable income to utilize this portion of the net operating loss. The net change in valuation allowance for the fiscal years ended September 30, 2025, 2024, and 2023 was an increase of approximately $1.5 million, a decrease of $3.8 million, and an increase of $7.0 million, respectively.